Discontinued operations and disposal group	12 Months Ended
Mar. 31, 2018
Discontinued Operations and Disposal Groups [Abstract]
Discontinued operations and disposal group
18.	Discontinued operations and disposal group

The Company considers a component to be classified as discontinued operations when it meets the criteria established under GAAP related to reporting discontinued operations and disclosures of disposals of components of the Company. The disposal of such components that represents a strategic shift that should have or will have a major effect on the Company’s operations and financial results qualify as discontinued operations. The results of discontinued operations are reported in discontinued operations in the consolidated statements of operations for current and prior periods commencing in the period in which the business meets the criteria of an asset held for sale and discontinued operation, and will include any gain or loss recognized on closing or adjustment of the carrying amount to fair value less cost to sell.

On August 11, 2017, the Company entered into a stock purchase agreement (the “Stock Purchase Agreement”) with Aurum Holdings Ltd., a company incorporated under the laws of England and Wales, which assigned its rights and obligations under the Purchase Agreement to Aurum Group USA, Inc., a Delaware corporation (“Aurum”) to sell its wholly-owned subsidiary, Mayors, which operated in Florida and Georgia and was engaged primarily in luxury timepieces and jewelry retail activities. The sale was completed on October 23, 2017 for total consideration of $106.8 million (“the Aurum Transaction”). This disposal is in line with the Company’s objective to accelerate the transformation of Birks into an international omni-channel business and into a globally-renowned luxury brand. With the sale of Mayors, the Company will solely focus its retail operations in Canada through the renovation of its new flagship stores and new concepts stores, and will shift its strategic focus towards growing the Birks brand internationally through the growing of its e-commerce and wholesale businesses. Because the Company’s retail operations in the U.S market were a significant part of the Company’s operations and financial results, the Company has determined that the disposal of Mayors represents a strategic shift. Accordingly, the assets and liabilities of Mayors have been segregated and classified as disposal group in the consolidated balance sheet of the comparative period of March 25, 2017. Furthermore, the activities of Mayors have been segregated and classified as discontinued operations in the consolidated statements of operations and cash flows for all periods presented. Legal and professional fees of approximately $2.9 million have been incurred as a result of the Aurum Transaction and have been included in the calculation of the gain on disposal of Mayors. Debt extinguishment charges of approximately $2.7 million have been incurred as a result of the Aurum Transaction. These transaction fees along with the interest expense generated by the Prior Revolving Credit Facility associated with Mayors have been allocated to the results of the discontinued operations. Included in the results of the discontinued operations is an obsolescence reserve on inventory of $2.1 million.

As a condition to the closing of the Aurum Transaction, the Company and Mayors entered into (i) an inventory purchase agreement whereby the Company purchased approximately $1.8 million in inventory from Mayors; (ii) a transition services agreement whereby the Company agreed to provide certain transition services to Mayors for a period of six months following the closing date of the transaction, subject to certain renewal rights; (iii) a services agreement whereby Mayors agreed to provide certain services to the Company for a period of twelve months following the closing date of the transaction, subject to certain renewal rights and; (iv) an authorized five-year dealer agreement with Mayors whereby Mayors will promote the sale of Birks branded products and trademarks at its existing locations in the United States.

The following table presents the net income from discontinued operations for the year ended March 31, 2018, March 25, 2017 and March 26, 2016:

	Fiscal Year Ended
	March 31, 2018	March 25, 2017	March 26, 2016
	(In thousands, except per share amounts)

Net sales	$85,274	$170,485	$157,175
Cost of sales	55,917	108,833	100,757

Gross profit	29,357	61,652	56,418

Selling, general and administrative expenses	23,871	47,043	42,792
Restructuring charges	-	160	205
Depreciation and amortization	1,285	2,416	2,438

Total operating expenses	25,156	49,619	45,435

Operating income	4,201	12,033	10,983
Interest and other financial costs	2,829	5,326	5,720
Debt extinguishment charges	2,702	-	-

(Loss) income from discontinued operations	(1,330)	6,707	5,263
Income taxes (benefits)	75	(5,277)	50

(Loss) income from discontinued operations, net of taxes	(1,405)	11,984	5,213
Gain on disposal, net of taxes	29,882	-	-

Net income from discontinued operations,	$28,477	$11,984	$5,213

Weighted average common shares outstanding:
Basic	17,961	17,961	17,961
Net income from discontinued operations per common share:
Basic	$1.58	$0.66	$0.29

Diluted	18,393	18,418	17,961
Net income from discontinued operations per common share:
Diluted	$1.55	$0.65	$0.29

The table below presents the reconciliation of the gain on the sale of Mayors:

October 23, 2017
Cash proceeds on disposal	$106,756
Legal and professional fees incurred as a result of the Aurum Transaction	$(2,893)
Cash	$2,438
Accounts receivable	12,421
Inventory	70,469
Prepaid expenses	878
Property and equipment	8,839
Intangible assets	271
Other assets	193
Deferred income tax asset	5,303
Accounts payable	(21,518)
Accrued expenses	(2,809)
Long-term debt	(263)
Other long-term liabilities	(2,241)

Total identifiable net assets	73,981

Gain on disposal, net of taxes of nil	$29,882

The assets and liabilities of the disposal group are presented as current or long-term as at March 25, 2017. The assets and liabilities of the disposal group were as follows as at March 25, 2017:

As of
March 25, 2017
(In thousands)
Assets
Current assets:
Accounts receivable	11,007
Inventories	66,175
Prepaids and other current assets	780

Total current assets	77,962

Property and equipment	9,076
Intangible assets	298
Other assets	183
Deferred income taxes	5,303

Total non-current assets	14,860

Total assets	$92,822

Liabilities
Current liabilities:
Bank indebtedness	25,594
Accounts payable	28,182
Accrued liabilities	3,435
Current portion of long-term debt	417

Total current liabilities	57,628

Long-term debt	26,468
Other long-term liabilities	2,290

Total long-term liabilities	28,758

Total liabilities	$86,386